COMMITMENTS AND CONTINGENCIES (Future maturities of debt and required payments under capital and operating leases) (Details) (USD $)	Dec. 31, 2014
Debt
2015	$ 3,204,034
2016	2,583,432
2017	10,124,710
2018
2019
Total	15,912,176
Capital Leases
2015	2,441,542
2016	1,687,699
2017	1,044,927
2018
2019
Total	5,174,168
Operating Leases
2015	3,751,512
2016	2,692,735
2017	1,585,859
2018	292,098
2019	73,175
Total	$ 8,395,379